Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain (loss) on derivative financial instruments	$ 2,124	$ 15,237
Total realized gain (loss) on derivative financial instruments	2,362	(757)
Gain on derivative financial instruments	964	16,113
Gain (loss) on derivative instruments	3,326	15,356
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain (loss) on derivative financial instruments	(901)	(374)
Total realized gain (loss) on derivative financial instruments	1,218	(80)
Gain (loss) on derivative financial instruments not accounted for as hedges	317	(454)
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain (loss) on derivative financial instruments	(901)	530
Total realized gain (loss) on derivative financial instruments	(1,145)	(227)
Not Designated as Hedging Instrument | Foreign exchange forward
Fair Value of Financial Instruments [Line Items]
Total change in unrealized gain (loss) on derivative financial instruments	0	(904)
Total realized gain (loss) on derivative financial instruments	2,363	147
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Amortization of AOCI gains frozen as a result of hedge dedesignation	$ 3,009	$ 15,810